Notes Payable, net - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 1,320
2019	1,000
2020	1,000
2021	1,000
2022	6,731
Thereafter	0
Long-term Debt	$ 11,051